Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Taxes [Abstract]
Schedule of Income Before Provision for Income Taxes	Income before provision for income taxes is attributable to the following geographic locations for the years ended December 31:
	For the Years Ended December 31,
	2023	2022	2021
Cayman Islands	$601,397	$-	$-
PRC	1,836,171	933,868	2,044,086
United States	(2,284,564)	(2,212,526)	(1,521,040)
Total income (loss) before income taxes	$153,004	$(1,278,658)	$523,046

Schedule of Components of the Income Tax Provision	The components of the income tax provision were as follows:
For the Years Ended December 31,
	2023	2022	2021
Current tax provision
Cayman Islands	$-	$-	$-
BVI	-	-	-
Hong Kong	-	-	-
PRC	119,416	9,547	16,277
United States	-	-	-
	$119,416	$9,547	$16,277
Deferred tax provision
Cayman Islands	$-	$-	$-
BVI	-	-	-
Hong Kong	-	-	-
PRC	-	-	-
United States	-	-	-
	-	-	-
Total income tax provisions	$119,416	$9,547	$16,277

Schedule of Income Tax Provision Computed Based on PRC Statutory Income Tax Rate	Reconciliation of the differences between the income tax provision computed based on PRC statutory income tax rate and the Company’s actual income tax provision for the years ended December 31, 2023, 2022 and 2021 are as follows:
	For the Years Ended December 31,
	2023	2022	2021
Income tax expense (benefit) computed based on PRC statutory rate	$38,251	$(319,664)	$130,761
Favorable tax rate and tax exemption impact in PRC entities (a)	(339,626)	(223,920)	(494,744)
Effect of rate differential for non-PRC entities	(58,967)	88,501	60,842
Change in valuation allowance	479,758	464,630	319,418
Total income tax provisions	$119,416	$9,547	$16,277
(a)	During the year ended December 31, 2023, Xinjiang United Family and all its four branch offices were subjected to 25% income tax rate. During the years ended December 31, 2022 and 2021, the Company’s subsidiary, Xinjiang United Family, and its three branch offices, qualified as small-scaled minimal profit enterprise and subjected to a favorable tax rate of 2.5%. For the years ended December 31, 2023 and 2022, 13 of these UFG entities were subject to income tax assessed at 0.5% of TNI that ranged from RMB33,000 to RMB180,000 per month. For the year ended December 31, 2021, 13 of these UFG entities were subject to income tax assessed at 0.5% of TNI that ranged from RMB25,000 to RMB180,000 per month. The rest of the UFG entities were exempted from paying income tax. For the years ended December 31, 2023, 2022 and 2021, the tax saving as the result of the favorable tax rates and tax exemption amounted to $339,626, $223,920 and $494,744, respectively, and per share effect of the favorable tax rate and tax exemption was $0.03, $0.02 and $0.05, respectively.

Schedule of Deferred Tax Assets, Net	The Company’s deferred tax assets, net was comprised of the following:
	December 31, 2023	December 31, 2022
Net operating loss	$2,923,229	$2,500,664
Impairment of property and equipment	57,193	-
Total deferred tax assets	2,980,422	2,500,664
Valuation allowance	(2,980,422)	(2,500,664)
Total deferred tax assets, net	$-	$-

Schedule of Taxes Payable	Taxes payable consisted of the following:
	December 31, 2023	December 31, 2022
Income tax payable (recoverable)	$33,628	$(3,404)
Value added tax payable	-	93,924
Other taxes payable	62,548	40,207
Total taxes payable	$96,176	$130,727